Cover	Oct. 01, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2020
Entity File Number	001-38358
Entity Registrant Name	INSEEGO CORP.
Entity Central Index Key	0001022652
Entity Tax Identification Number	81-3377646
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12600 Deerfield Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30004
City Area Code	(858)
Local Phone Number	812-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	INSG
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights